CONSOLIDATED INCOME STATEMENTS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net revenues:
Product sales	$ 911,552,022	$ 1,270,558,771	$ 1,552,893,052
Product sales - related party	40,171,544	53,538	2,898,698
Processing services	18,284,267	11,472,675	8,603,976
Total net revenues	929,836,289	1,282,031,446	1,561,497,028
Cost of revenues:
Product sales	807,947,537	1,086,790,937	1,346,151,113
Product sales - related party	37,038,840	54,756	2,733,991
Processing services	12,392,670	7,366,665	6,062,630
Total cost of revenues	820,340,207	1,094,157,602	1,352,213,743
Gross profit	109,496,082	187,873,844	209,283,285
Operating expenses (income):
Sales and marketing	47,463,930	72,294,911	93,067,159
General and administrative	51,458,708	59,290,266	67,293,891
Research and development	27,286,652	43,905,312	52,575,143
Other operating income	(6,265,543)	(16,919,975)	(11,870,403)
Impairment of long-lived assets	4,624,979
Total operating expenses	124,568,726	158,570,514	201,065,790
Income (loss) from operations	(15,072,644)	29,303,330	8,217,495
Non-operating expenses (income):
Interest income	(2,353,343)	(2,875,075)	(5,009,687)
Interest expense	33,939,704	43,417,785	49,015,802
Foreign exchange losses (gains)	(8,872,806)	2,136,980	27,009,411
Losses (gains) on derivatives, net	(4,591,991)	6,030,915	(6,057,941)
Gain on disposal of subsidiaries			(8,253,229)
Gains on repurchase of convertible notes	(212,056)	(13,693,269)	(7,048,188)
Fair value change of warrant liability	(577,500)	(1,312,500)	(7,455,000)
Loss before income tax, non-controlling interests	(32,404,652)	(4,401,506)	(33,983,673)
Income tax benefit (expense)	(2,293,599)	(673,616)	349,880
Net loss	(34,698,251)	(5,075,122)	(33,633,793)
Less: net loss attributed to non-controlling interests			(3,772)
Net loss attributed to ReneSola Ltd	$ (34,698,251)	$ (5,075,122)	$ (33,630,021)
Loss per share
Basic (in dollars per share)	$ (0.17)	$ (0.02)	$ (0.17)
Diluted (in dollars per share)	$ (0.17)	$ (0.02)	$ (0.17)
Weighted average number of shares used in computing loss per share
Basic (in shares)	202,229,767	204,085,041	203,550,049
Diluted (in shares)	202,229,767	204,085,041	203,550,049